    As filed with the Securities and Exchange Commission on November 2, 1998
                                                Securities Act File No. 33-33617
                                       Investment Company Act File No. 811-06051

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /x/

                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 25
                                   and/or                                   /x/
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                            /x/

                                 Amendment No. 27                           /x/
                         (Check appropriate box or boxes)

                                 --------------
                                 GALAXY FUND II
                    (formerly named IBM CREDIT MUTUAL FUNDS)
               (Exact Name of Registrant as Specified in Charter)
                              4400 Computer Drive
                                 P.O. Box 5108
                      Westboro, Massachusetts  01581-5108
              (Address of Principal Executive Offices)  (Zip Code)
      Registrant's Telephone Number, including Area Code:  (800) 628-0414

                             W. Bruce McConnel, III
                           DRINKER BIDDLE & REATH LLP
                        1345 Chestnut Street, Suite 1100
                       Philadelphia, Pennsylvania  19107
                    (Name and Address of Agent for Service)

                                    Copy to:
                         Jylanne Dunne, Vice President
                    First Data Investor Services Group, Inc.
                              4400 Computer Drive
                                 P.O. Box 5108
                         Westboro, Massachusetts  01581
                                  --------------


     It is proposed that this filing will become effective (check appropriate box):
/x/  immediately upon filing pursuant to paragraph (b), or

/ /  on (date) pursuant to paragraph (b), or

/ /  60 days after filing pursuant to paragraph (a)(i), or

/ /  on     (date)     pursuant to paragraph (a)(i)
        --------------
/ /  75 days after filing pursuant to paragraph (a)(ii)

/ /  on     (date)     pursuant to paragraph (a)(ii) of Rule 485
        --------------
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The purpose of this Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A is to file electronically certain exhibits. The prospectuses and statements of additional information for Registrant's Large Company Index, Small Company Index, Utility Index, U.S. Treasury Index and the Municipal Bond Funds are incorporated herein by reference to Post-Effective Amendment 24 to Registrant's Registration Statement on Form N-1A filed with the Securities Exchange Commission on July 29, 1998.

     Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment.

                                    GALAXY FUND II
                                      FORM N-1A

Part C.  Other Information

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:  Not Applicable



     (b)  Exhibits:

          (1)(a)    Declaration of Trust of Registrant dated February 22, 1990.

          (1)(b) Amendment No. 1 to Declaration of Trust of Registrant dated April 6, 1990.

          (1)(c) Amendment No. 2 to Declaration of Trust of Registrant dated June 30, 1994.

          (2)       By-Laws of Registrant.

          (3)       Not applicable.

          (4)       Not applicable.

          (5) Investment Advisory Agreement between Registrant and Fleet Investment Advisors Inc. dated June 30, 1994.

          (6)(a) Distribution Agreement between Registrant and First Data Distributors, Inc. dated June 1, 1997 is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (7)(a) Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of March 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 30, 1997.

          (7)(b) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 30, 1997.

          (8) Custody Agreement among Registrant, The Chase Manhattan Bank, N.A. and Fleet National Bank dated June 30, 1994.

          (9)(a) Administration Agreement between Registrant and Fleet National Bank dated October 25, 1994.

          (9)(b) Sub-Administration Agreement between Fleet National Bank and The Shareholder Services Group, Inc., d/b/a 440 Financial dated March 31, 1995.

          (9)(c) Transfer Agency and Services Agreement among Registrant, First Data Investor Services Group, Inc. and Fleet National Bank dated June 1, 1997 is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (9)(d) Amendment No. 1 to Transfer Agency and Services Agreement among Registrant, First Data Investor Services Group, Inc. and Fleet National Bank dated March 5, 1998 is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (9)(e) Amendment No. 2 to Transfer Agency and Services Agreement among Registrant, First Data Investor Services Group, Inc. and Fleet National Bank dated April 1, 1998 is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (9)(f) Services Agreement between Registrant and Columbia Trust Company dated October 1, 1997 is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (9)(g) Amendment No. 1 to Services Agreement between Registrant and Columbia Trust Company dated April 1, 1998 is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (9)(h) Form of Services Agreement among Registrant, Fleet National Bank and First Data Investor Services Group, Inc. dated April 1, 1998 is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (10) Opinion of Counsel that shares are validly issued, fully paid and non-assessable is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 29, 1998.

          (11)      Not Applicable.



          (12)      Not Applicable.

          (13)(a) Purchase Agreement for Large Company Index Fund and Small Company Index Fund dated July 31, 1990.

          (13)(b) Purchase Agreement for U.S. Treasury Index Fund dated March 27, 1991.

          (13)(c) Purchase Agreement for Utility Index Fund dated November 3, 1992.

          (13)(d)   Purchase Agreement for Municipal Bond Fund dated April 5,
                    1993.

          (14)      Not applicable.

          (15)      Not applicable.

          (16)(a) Schedule for Computation of Performance Quotations for Large Company Index, Small Company Index and U.S. Treasury Index Funds.

          (16)(b) Schedule for Computation of Performance Quotations for Utility Index Fund.

          (16)(c) Schedule for Computation of Performance Quotations for Municipal Bond Fund.


          (27)      None

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities

                                               Number of Record Holders
          Title of Series                      as of October 20, 1998
          ---------------                      ------------------------
          Large Company Index Fund                       23,442
                                                       ------------

          Small Company Index Fund                       23,367
                                                       ------------

          U.S. Treasury Index Fund                        6,282
                                                       ------------

          Utility Index Fund                              8,204
                                                       ------------

          Municipal Bond Fund                             1,232
                                                       ------------

Item 27.  Indemnification

          Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for respectively in Section 1.15 of the Distribution Agreement incorporated by reference herein as Exhibit (6)(a), in
Section 20 of the Custody Agreement filed herein as Exhibit 8, and in Article 10 of the Transfer Agency and Services Agreement incorporated by reference herein as Exhibit (9)(c). Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, under Article XI, Sections 1 and 2 of the Declaration of Trust (the "Trust Agreement"), any past or present trustee or officer of Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person of Registrant, and against amounts paid or incurred by him in the settlement thereof. These provisions do not authorize indemnification when it is determined, in the manner specified in the Trust Agreement, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the
best interests of the Registrant.   Moreover, this provision does not authorize
indemnification when it is determined, in the manner specified in the Trust Agreement, that the Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to the Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Trust Agreement and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the majority of disinterested Trustees or independent legal counsel determines, in the manner specified in the Trust Agreement, that there is reason to believe the Covered Person will be entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities' being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers

          Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

          The list required by this Item 28 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

Item 29.  Principal Underwriter

          (a) In addition to Galaxy Fund II, First Data Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy Fund, The Galaxy VIP Fund, BT Insurance Funds Trust, CT & T Funds, Panorama Funds, and Wilshire Target Funds, Inc. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a subsidiary of First Data Investor Services Group, Inc., which is located at 4400 Computer Drive, P.O. Box 5108, Westboro, Massachusetts 01581.

          (b) The information required by this Item 29(b) with respect to each director, officer, or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-14716).

          (c) The Distributor receives no compensation from the Registrant for distribution of its shares. The Distributor is an affiliated person of First Data Investor Services Group, Inc., the Registrant's sub-administrator and transfer agent, which receives sub-administration and transfer agency fees as described in Parts A and B of this Registration Statement.

Item 30.  Location of Accounts and Records

          The records and books of the Registrant and the Funds are located at the offices of:

          (1) Fleet Investment Advisors Inc., 75 State Street, Boston, Massachusetts 02106 (records relating to its functions as investment adviser to all of the Registrant's Funds);

          (2) First Data Distributors, Inc., 4400 Computer Drive, P.O. Box 5108, Westboro, Massachusetts 01581 (records relating to its functions as distributor);

          (3) Fleet National Bank, 111 Westminster Street, Providence, Rhode Island 02903 (records relating to its functions as administrator);

          (4) First Data Investor Services Group, Inc., 4400 Computer Drive, P.O. Box 5108, Westboro, Massachusetts 01581 (records relating to its functions as transfer agent and sub-administrator);

          (5) Drinker Biddle & Reath LLP, 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107 (Registrant's Declaration of Trust, By-Laws and minute books); and

          (6) The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as custodian).

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

          Registrant hereby undertakes further to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pawtucket, State of Rhode Island, on the 2nd day of November 2, 1998.

                              GALAXY FUND II

                              By: /s/ John T. O'Neill
                                 ----------------------------------
                                  John T. O'Neill
                                  President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                     Title                 Date
     ---------                     -----                 ----

/s/ John T. O'Neill           Trustee, President         November 2, 1998
----------------------        and Treasurer
John T. O'Neill

* Dwight E. Vicks, Jr.        Chairman of the            November 2, 1998
----------------------        Board of Trustees
  Dwight E. Vicks, Jr.

* Donald B. Miller            Trustee                    November 2, 1998
----------------------
  Donald B. Miller

* Louis DeThomasis            Trustee                    November 2, 1998
----------------------
  Louis DeThomasis

* Bradford S. Wellman         Trustee                    November 2, 1998
----------------------
  Bradford S. Wellman

* James M. Seed               Trustee                    November 2, 1998
----------------------
  James M. Seed


*By:   /s/ John T. O'Neill
    ----------------------
       John T. O'Neill
       Attorney-in-Fact

                                    GALAXY FUND II

                                  POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 16, 1996          /s/ Dwight E. Vicks, Jr.
                              ------------------------
                              Dwight E. Vicks, Jr.

                                    GALAXY FUND II

                                  POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 15, 1996          /s/ Donald B. Miller
                              --------------------
                              Donald B. Miller

                                    GALAXY FUND II

                                  POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 24, 1996          /s/ Brother Louis DeThomasis
                              ----------------------------
                              Brother Louis DeThomasis

                                    GALAXY FUND II

                                  POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 16, 1996          /s/ Bradford S. Wellman
                              -----------------------
                              Bradford S. Wellman

                                    GALAXY FUND II

                                  POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 18, 1996          /s/ James M. Seed
                              -----------------
                              James M. Seed

                                   EXHIBIT INDEX


Exhibit No.:        Description :
-----------         -------------

(1)(a)              Declaration of Trust of Registrant dated February 22, 1990.

(1)(b)              Amendment No. 1 to Declaration of Trust of Registrant dated
                    April 6, 1990.

(1)(c)              Amendment No. 2 to Declaration of Trust of Registrant dated
                    June 30, 1994.

(2)                 By-Laws of Registrant.

(5) Investment Advisory Agreement between Registrant and Fleet Investment Advisors Inc. dated June 30, 1994.

(8) Custody Agreement among Registrant, The Chase Manhattan Bank, N.A. and Fleet National Bank dated June 30, 1994.

(9)(a) Administration Agreement between Registrant and Fleet National Bank dated October 25, 1994.

(9)(b) Sub-Administration Agreement between Fleet National Bank and The Shareholder Services Group, Inc., d/b/a 440 Financial dated March 31, 1995.

(11)                Not Applicable.



(13)(a) Purchase Agreement for Large Company Index Fund and Small Company Index Fund dated July 31, 1990.

(13)(b)             Purchase Agreement for U.S. Treasury Index Fund dated March
                    27, 1991.

(13)(c)             Purchase Agreement for Utility Index Fund dated November 3,
                    1992.

(13)(d)             Purchase Agreement for Municipal Bond Fund dated April 5,
                    1993.

(16)(a) Schedule for Computation of Performance Quotations for Large Company Index, Small Company Index and U.S. Treasury Index Funds.

(16)(b)             Schedule for Computation of Performance Quotations for
                    Utility Index Fund.

(16)(c) Schedule for Computation of Performance Quotations for Municipal Bond Fund.